Organization and Description of Business - Additional Information (Detail) (USD $)	4 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2013	Oct. 31, 2014
Organization And Description Of Business [Line Items]
Entity incorporation state		Delaware	Delaware
Entity incorporation date		Aug. 01, 2012	Aug. 01, 2012
Proceeds from sale of common stock	$ 91,000
IPO | Subsequent Event
Organization And Description Of Business [Line Items]
Common stock, shares issued				5,750,000
Underwriters option to purchase common stock				750,000
Shares issued, price per share				$ 11.00
Proceeds from sale of common stock				56,500,000
Preferred stock conversion into common stock				12,298,515
Additional Paid in Capital, Preferred Stock				$ 74,600,000